Warrant liability	12 Months Ended
Dec. 31, 2021
Warrant liability [Abstract]
Warrant liability
11.	Warrant liability

For the year ended December 31, 2021, the Company has completed the following issuances of warrants:

	Private Placement	Public Bought Deal
Closing date	13-Jan-21	15-Jun-21
Warrants issued	7,750,000	11,500,000
Warrants strike price	$6.25	$6.25
Fair value of warrants issued	$4.22	$3.12
Warrants term	24 months	24 months
Warrant valuation assumptions
Valuation model	Black-Scholes	Black-Scholes
Expected life	2 years	2 years
Risk-free rate	0.16%	0.31%
Volatility	136%	138%
Dividend yield	0%	0%

The change in warrant liability is as follows:

	Number of warrants	Weighted average exercise price
Balance, December 31, 2020	-	$-
Issued	19,250,000	3.56
Exercised	(4,089,999)	10.20
Balance, December 31, 2021	15,160,001	$7.46

The Company recorded a non-cash loss on the revaluation of warrant liability of $114,161,368 during the year ended December 31, 2021.The $114,161,368 non-cash revaluation loss included $70,827,014 of loss related to the fair value measurement of the warrant liability immediately before derecognition of the warrants at the time of exercise.

The Black-Scholes model and the inputs used in determining the values of the warrants prior to the derecognition of financial liability warrants are as follows:

	Private Placement	Public Bought Deal

Fair value of warrants exercised	$3.45 - $15.10	$3.45 - $11.93
Warrant valuation assumptions
Expected life	1.1 years	1.5 years
Risk-free rate	0.31%	0.31%
Volatility	142% - 195%	139% - 165%
Dividend yield	0%	0%